Employment Benefits - Summary of Remeasurement Components Recognized in Other Comprehensive Income (loss) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans [abstract]
Actuarial loss (gain) from changes in financial assumptions	₩ (172,587)	₩ 320,582
Actuarial loss from experience adjustments, etc.	205,155	105,089
Expected loss	12,236	10,030
Total loss (gain) on remeasurement, net defined benefit liability (asset)	₩ 44,804	₩ 435,701